Acquisitions, Acquisition of HPE Software Business (Details) - USD ($) $ in Millions	Sep. 01, 2017	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		$ 1.4	$ 26.8	$ 4,863.9
Consideration		7.3	89.0	6,530.9
Consideration satisfied by [Abstract]
Shares		0.0	0.0	6,514.2
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		0.9	0.9	(2,490.8)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		$ 5.0	$ 61.3	4,157.7
HPE Software Business [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	$ 6,539.8
Property, plant and equipment	160.1
Other non-current assets	41.9
Inventories	0.2
Trade and other receivables	721.2
Current tax recoverable	0.5
Cash and cash equivalents	320.7
Trade and other payables	(685.2)
Current tax liabilities	(9.9)
Borrowings	(2,547.6)
Short-term provisions	(30.2)
Short-term deferred income	(643.2)
Long-term deferred income	(108.2)
Long-term provisions	(39.0)
Retirement benefit obligations	(71.5)
Other non-current liabilities	(40.2)
Deferred tax liabilities	(1,953.5)
Net (liabilities)/assets	1,655.9
Goodwill	4,858.3			4,858.3
Consideration	6,514.2			6,514.2
Consideration satisfied by [Abstract]
Shares	$ 6,514.2			6,514.2
Number of shares issued (in shares)	222,166,897
Percentage of shares issued as part of acquisition on fully diluted share capital	50.10%
Acquisition costs	$ 70.1
Repayment of working capital	225.8
Net provision for impairment of trade receivables	21.5
HPE Software Business [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	72.8
Property, plant and equipment	160.1
Other non-current assets	41.9
Inventories	0.2
Trade and other receivables	721.2
Current tax recoverable	0.5
Cash and cash equivalents	320.7
Trade and other payables	(686.8)
Current tax liabilities	(9.9)
Borrowings	(2,547.6)
Short-term provisions	(30.2)
Short-term deferred income	(701.2)
Long-term deferred income	(116.9)
Long-term provisions	(39.0)
Retirement benefit obligations	(71.5)
Other non-current liabilities	(52.3)
Deferred tax assets	450.2
Net (liabilities)/assets	(2,487.8)			(2,487.8)
Goodwill	0.0
HPE Software Business [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	6,467.0
Property, plant and equipment	0.0
Other non-current assets	0.0
Inventories	0.0
Trade and other receivables	0.0
Current tax recoverable	0.0
Cash and cash equivalents	0.0
Trade and other payables	1.6
Current tax liabilities	0.0
Borrowings	0.0
Short-term provisions	0.0
Short-term deferred income	58.0
Long-term deferred income	8.7
Long-term provisions	0.0
Retirement benefit obligations	0.0
Other non-current liabilities	12.1
Deferred tax liabilities	(2,403.7)
Net (liabilities)/assets	4,143.7			$ 4,143.7
HPE Software Business [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	1,809.0
HPE Software Business [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	4,480.0
HPE Software Business [Member] | Fair Value Adjustments [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	163.0
HPE Software Business [Member] | Fair Value Adjustments [Member] | Leases [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	$ 15.0